Business Combination (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	9 Months Ended
	Aug. 15, 2013	Sep. 30, 2013	Sep. 30, 2013
Cash paid			$ 12,163
Consideration issued for acquisition			493,650
Amount of shares held to secure indemnification rights			655,000
Objet Ltd [Member]
Cash paid	1,341
MakerBot [Member]
Cash paid	493,650
Consideration issued for acquisition	493,700		493,650
Share price	$ 97.46
Ownership percentage	100.00%
Shares issued for acquisition	3,920,000		4,760
Amount of shares issued for which the company paid tax withholding payments	115,000
Amount of shares held to secure indemnification rights	655,000
Amount of options issued to replace acquiree's share based payment awards.	73,000
Fair value of stock options	7,200
Earn-out obligation	28,300	29,900	29,900
Compensation expense			3,200
Acquisition related costs		1,600	5,400
MakerBot [Member] | Maximum [Member]
Shares issued in earn-out payments	1,190,000
MakerBot [Member] | First Earn-out Payment [Member] | Minimum [Member]
Earn-out obligation amount
MakerBot [Member] | First Earn-out Payment [Member] | Maximum [Member]
Earn-out obligation amount		39,900	39,900
MakerBot [Member] | Second Earn-out Payment [Member] | Minimum [Member]
Earn-out obligation amount
MakerBot [Member] | Second Earn-out Payment [Member] | Maximum [Member]
Earn-out obligation amount		$ 82,800	$ 82,800